Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-39436
Entity Registrant Name	KE Holdings Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Oriental Electronic Technology Building
Entity Address, Address Line Two	No. 2 Chuangye Road, Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100086
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001809587
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Beijing
Business Contact
Entity Address, Address Line One	Oriental Electronic Technology Building
Entity Address, Address Line Two	No. 2 Chuangye Road, Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100086
City Area Code	86
Local Phone Number	10 5810 4689
Contact Personnel Name	XU Tao
Contact Personnel Email Address	ir@ke.com
Entity Address, Country	CN
ADS
Title of 12(b) Security	Class A ordinary shares, par value US$0.00002 per share
Trading Symbol	BEKE
Security Exchange Name	NYSE
Ordinary Shares
Entity Common Stock, Shares Outstanding	3,573,671,836
Class A Ordinary Shares
Title of 12(b) Security	Class A ordinary shares, par value US$0.00002 per share*
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	2,688,370,556
Entity Common Stock, Shares Outstanding Excluding Shares Reserved For Future Issuance Of ADS	17,540,679
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	885,301,280